Long-Term Investments	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

9. LONG-TERM INVESTMENTS

Long-term investments consisted of equity investments accounted for using the equity method as follow:

	As of December 31,
	2022	2021
	Restated
Equity investments accounted for using the equity method
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	$-	$-

In November 2022, the Group invested US$2.9 million (RMB20 million) in Shanghai OBS, a company focusing on technical development, software development and others, in exchange for 20% equity interests. For the year ended December 31, 2022, the Group recognized the Group’s proportionate share of the equity investee’s net loss into loss in the amount of US$12,767, and recognized the loss of impairment in the amount of US$2,959,443.